UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07567

STATE STREET NAVIGATOR SECURITIES LENDING TRUST

(Exact name of registrant as specified in charter)

ONE LINCOLN STREET
BOSTON, MA 02111

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service) Joshua A. Weinberg, Esq. Vice President and Managing Counsel SSGA Funds Management, Inc. One Lincoln Street Boston, Massachusetts 02111	Copy to: Timothy W. Diggins, Esq. Ropes & Gray 800 Boylston Street Boston, Massachusetts 02110-2624

Registrant’s telephone number, including area code: (617) 662-1742

Date of fiscal year end: December 31

Date of reporting period: September 30, 2016

Item 1.  Schedule of Investments.
STATE STREET NAVIGATOR SECURITIES LENDING TRUST

QUARTERLY REPORT September 30, 2016

State Street Navigator Securities Lending Government Money Market Portfolio
(formerly, State Street Navigator Securities Lending Prime Portfolio)
Schedule of Investments
September 30, 2016 (Unaudited)

Rating*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value

	ASSET BACKED COMMERCIAL PAPER — 1.5%
P-1, A-1	Bennington Stark Capital Co. LLC (a)	0.520%	10/03/2016	10/03/2016	111,162,000	111,158,789
P-1, A-1	LMA-Americas LLC (a)	0.370%	10/03/2016	10/03/2016	108,000,000	107,997,780
TOTAL ASSET BACKED COMMERCIAL PAPER						219,156,569

	CERTIFICATES OF DEPOSIT — 9.3%
P-1, A-1	Bank of Tokyo-Mitsubishi UFJ Ltd.	0.430%	10/03/2016	10/03/2016	100,000,000	100,000,000
P-1, A-1	Canadian Imperial Bank of Commerce	0.350%	10/04/2016	10/04/2016	62,000,000	62,000,000
P-1, A-1	Citibank NA	0.490%	10/03/2016	10/03/2016	175,000,000	175,001,548
P-1, A-1	Credit Agricole Corporate & Investment Bank	0.500%	10/03/2016	10/03/2016	200,000,000	200,000,000
P-1, A-1	KBC Bank NV	0.400%	10/05/2016	10/05/2016	200,000,000	200,000,000
P-1, A-1+	Nordea Bank AB	0.350%	10/03/2016	10/03/2016	125,000,000	125,000,000
P-1, A-1	Rabobank Nederland NV	0.876%	10/03/2016	10/03/2016	93,950,000	93,950,000
P-1, A-1+	Royal Bank of Canada	0.813%	10/03/2016	10/03/2016	95,000,000	95,001,389
P-1, A-1+	Swedbank AB	0.350%	10/03/2016	10/03/2016	350,000,000	350,000,000
TOTAL CERTIFICATES OF DEPOSIT						1,400,952,937

	FINANCIAL COMPANY COMMERCIAL PAPER — 5.1%
P-1, A-1+	Bank Nederlandse Gemeenten NV (a)	0.400%	10/03/2016	10/03/2016	200,000,000	199,995,556
P-1, A-1+	Bank Nederlandse Gemeenten NV (a)	0.420%	10/04/2016	10/04/2016	200,000,000	199,993,000
P-1, A-1	BNP Paribas (a)	0.300%	10/03/2016	10/03/2016	150,000,000	149,997,500
P-1, A-1+	GE Capital Treasury Services US LLC (a)	0.340%	10/05/2016	10/05/2016	150,000,000	149,994,333
P-1, A-1	Societe Generale SA (a)	0.290%	10/03/2016	10/03/2016	78,000,000	77,998,743
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER						777,979,132

	GOVERNMENT AGENCY DEBT — 3.8%
P-1, A-1+	Federal Home Loan Bank (b)	0.286%	10/05/2016	10/05/2016	115,000,000	114,996,346
P-1, A-1+	Federal Home Loan Bank (b)	0.298%	10/07/2016	10/07/2016	50,000,000	49,997,517
P-1, A-1+	Federal Home Loan Bank (b)	0.302%	10/12/2016	10/12/2016	110,000,000	109,989,849
P-1, A-1+	Federal Home Loan Bank (b)	0.305%	10/14/2016	10/14/2016	65,000,000	64,992,841
P-1, A-1+	Federal Home Loan Bank (b)	0.330%	11/04/2016	11/04/2016	103,000,000	102,967,898
P-1, A-1+	Federal Home Loan Bank (b)	0.349%	11/02/2016	11/02/2016	125,000,000	124,961,222
TOTAL GOVERNMENT AGENCY DEBT						567,905,673

	OTHER NOTES — 17.6%
P-1, A-1	Bank of Tokyo-Mitsubishi UFJ Ltd.	0.280%	10/03/2016	10/03/2016	300,000,000	300,000,000
P-1, A-1	BNP Paribas	0.280%	10/03/2016	10/03/2016	200,000,000	200,000,000
P-1, A-1	Canadian Imperial Bank of Commerce	0.260%	10/03/2016	10/03/2016	625,000,000	625,000,000
P-1, A-1	Credit Agricole Corporate & Investment Bank	0.290%	10/03/2016	10/03/2016	273,099,000	273,099,000
P-1, A-1	Lloyds Bank PLC	0.280%	10/03/2016	10/03/2016	254,581,000	254,581,000
P-1, A-1+	Nordea Bank Finland PLC	0.280%	10/03/2016	10/03/2016	500,000,000	500,000,000
P-1, A-1+	Royal Bank of Canada	0.300%	10/03/2016	10/03/2016	100,000,000	100,000,000
P-1, A-1+	Svenska Handelsbanken AB	0.260%	10/03/2016	10/03/2016	400,000,000	400,000,000
TOTAL OTHER NOTES						2,652,680,000

	OTHER COMMERCIAL PAPER — 0.6%
P-1, A-1+	General Electric Co.	0.340%	10/06/2016	10/06/2016	96,000,000	95,995,467

	TREASURY DEBT — 7.3%
P-1, A-1+	U.S. Treasury Bill (b)	0.253%	10/06/2016	10/06/2016	200,000,000	199,993,033
P-1, A-1+	U.S. Treasury Bill (b)	0.285%	11/03/2016	11/03/2016	200,000,000	199,947,750
P-1, A-1+	U.S. Treasury Bill (b)	0.303%	11/10/2016	11/10/2016	250,000,000	249,915,708
P-1, A-1+	U.S. Treasury Bill (b)	0.310%	11/25/2016	11/25/2016	205,000,000	204,904,094
P-1, A-1+	U.S. Treasury Bill (b)	0.323%	12/08/2016	12/08/2016	100,000,000	99,937,312
P-1, A-1+	U.S. Treasury Bill (b)	0.335%	12/01/2016	12/01/2016	100,000,000	99,943,719
P-1, A-1+	U.S. Treasury Bill (b)	0.363%	12/15/2016	12/15/2016	50,000,000	49,961,068
TOTAL TREASURY DEBT						1,104,602,684

See accompanying Notes to Schedule of Investments.

State Street Navigator Securities Lending Government Money Market Portfolio
(formerly, State Street Navigator Securities Lending Prime Portfolio)
Schedule of Investments – (continued)
September 30, 2016 (Unaudited)

Rating*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value

	GOVERNMENT AGENCY REPURCHASE AGREEMENTS — 13.9%
P-2, A-1	Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 09/30/2016 (collateralized by various U.S. Government Obligations, 3.000% - 4.000% due 07/01/2043 - 08/01/2046, valued at $98,940,001); expected proceeds $97,004,042	0.500%	10/03/2016	10/03/2016	97,000,000	97,000,000
P-1, A-1	Agreement with Bank of Nova Scotia and Bank of New York Mellon (Tri-Party), dated 09/30/2016 (collateralized by various U.S. Government Obligations, 1.000% - 4.000% due 06/21/2017 - 07/20/2046, valued at $40,801,598); expected proceeds $40,001,567	0.470%	10/03/2016	10/03/2016	40,000,000	40,000,000
P-1, A-1	Agreement with Bank of Nova Scotia and Bank of New York Mellon (Tri-Party), dated 09/30/2016 (collateralized by various U.S. Government Obligations, 2.500% - 6.250% due 09/01/2027 - 08/01/2046, valued at $26,521,017); expected proceeds $26,000,997	0.460%	10/03/2016	10/03/2016	26,000,000	26,000,000
P-1, A-1	Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 09/28/2016 (collateralized by various U.S. Government Obligations, 3.000% - 5.500% due 01/01/2026 - 09/01/2046, a U.S. Treasury Note, 2.750% due 11/15/2023, and a U.S. Treasury Strip, 0.000% due 11/15/2017, valued at $102,000,000); expected proceeds $100,008,167	0.420%	10/05/2016	10/05/2016	100,000,000	100,000,000
P-1, A-1	Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 09/30/2016 (collateralized by various U.S. Government Obligations, 2.000% - 6.500% due 12/01/2019 - 08/01/2046, valued at $350,880,000); expected proceeds $344,014,333	0.500%	10/03/2016	10/03/2016	344,000,000	344,000,000

See accompanying Notes to Schedule of Investments.

State Street Navigator Securities Lending Government Money Market Portfolio
(formerly, State Street Navigator Securities Lending Prime Portfolio)
Schedule of Investments – (continued)
September 30, 2016 (Unaudited)

Rating*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value
NR, A-1	Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 09/26/2016 (collateralized by various U.S. Government Obligations, 3.000% - 3.500% due 04/20/2043 - 04/20/2046, valued at $142,800,001); expected proceeds $140,008,711	0.320%	10/03/2016	10/03/2016	140,000,000	140,000,000
NR, A-1	Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 09/28/2016 (collateralized by various U.S. Government Obligations, 3.000% - 3.500% due 05/20/2046 - 07/20/2046, valued at $255,000,000); expected proceeds $250,017,014	0.350%	10/05/2016	10/05/2016	250,000,000	250,000,000
NR, A-1	Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 09/30/2016 (collateralized by various U.S. Government Obligations, 3.500% - 5.000% due 07/01/2040 - 08/01/2046, valued at $449,820,000); expected proceeds $441,018,375	0.500%	10/03/2016	10/03/2016	441,000,000	441,000,000
NR, A-1+	Agreement with HSBC Securities USA, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 09/30/2016 (collateralized by various U.S. Government Obligations, 3.000% - 6.000% due 01/01/2023 - 03/01/2045, valued at $106,080,861); expected proceeds $104,004,073	0.470%	10/03/2016	10/03/2016	104,000,000	104,000,000
NR, A-1	Agreement with ING Financial Markets, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 09/27/2016 (collateralized by various U.S. Government Obligations, 2.500% - 5.500% due 11/01/2025 - 05/01/2046, valued at $76,500,859); expected proceeds $75,005,104	0.350%	10/04/2016	10/04/2016	75,000,000	75,000,000
NR, A-1	Agreement with ING Financial Markets, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 09/30/2016 (collateralized by various U.S. Government Obligations, 3.500% - 6.500% due 12/01/2024 - 09/01/2045, valued at $31,623,852); expected proceeds $31,001,240	0.480%	10/03/2016	10/03/2016	31,000,000	31,000,000
P-1, A-1	Agreement with JP Morgan Securities, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 09/30/2016 (collateralized by various U.S. Government Obligations, 2.500% - 5.000% due 02/01/2026 - 04/01/2046, valued at $18,361,482); expected proceeds $18,000,780	0.520%	10/03/2016	10/03/2016	18,000,000	18,000,000

See accompanying Notes to Schedule of Investments.

State Street Navigator Securities Lending Government Money Market Portfolio
(formerly, State Street Navigator Securities Lending Prime Portfolio)
Schedule of Investments – (continued)
September 30, 2016 (Unaudited)

Rating*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value
P-1, A-1	Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 09/26/2016 (collateralized by various U.S. Government Obligations, 3.000% - 6.500% due 01/01/2029 - 09/01/2046, valued at $229,500,000); expected proceeds $225,017,500	0.400%	10/03/2016	10/03/2016	225,000,000	225,000,000
P-1, A-1	Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 09/30/2016 (collateralized by a U.S. Government Obligation, 3.500% due 06/20/2046, and a U.S. Treasury Note, 1.625% due 04/30/2023, valued at $34,629,048); expected proceeds $33,951,330	0.470%	10/03/2016	10/03/2016	33,950,000	33,950,000
P-1, A-1+	Agreement with TD Securities (USA) LLC and Bank of New York Mellon (Tri-Party), dated 09/30/2016 (collateralized by various U.S. Government Obligations, 4.000% - 4.500% due 09/15/2040 - 02/01/2046, valued at $185,648,045); expected proceeds $182,007,887	0.520%	10/03/2016	10/03/2016	182,000,000	182,000,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS						2,106,950,000

	TREASURY REPURCHASE AGREEMENTS — 40.9%
P-1, A-1	Agreement with Bank of Nova Scotia and Bank of New York Mellon (Tri-Party), dated 09/30/2016 (collateralized by a U.S. Treasury Inflation Index Bond, 2.500% due 01/15/2029, U.S. Treasury Inflation Index Notes, 0.125% - 0.625% due 04/15/2020 - 01/15/2026, U.S. Treasury Bonds, 3.125% - 8.875% due 08/15/2017 - 11/15/2043, and U.S. Treasury Notes, 0.625% - 4.500% due 10/15/2016 - 08/15/2025, valued at $301,931,347); expected proceeds $296,011,100	0.450%	10/03/2016	10/03/2016	296,000,000	296,000,000
P-1, A-1	Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 09/22/2016 (collateralized by a U.S. Treasury Bill, 0.000% due 03/30/2017, a U.S. Treasury Inflation Index Bond, 1.750% due 01/15/2028, U.S. Treasury Inflation Index Notes, 0.625% - 2.375% due 01/15/2017 - 01/15/2024, and U.S. Treasury Notes, 1.000% - 3.625% due 09/30/2019 - 05/31/2022, valued at $204,000,016); expected proceeds $200,029,167	0.350%	10/07/2016	10/07/2016	200,000,000	200,000,000

See accompanying Notes to Schedule of Investments.

State Street Navigator Securities Lending Government Money Market Portfolio
(formerly, State Street Navigator Securities Lending Prime Portfolio)
Schedule of Investments – (continued)
September 30, 2016 (Unaudited)

Rating*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value
P-1, A-1	Agreement with Calyon Financial Inc. and Bank of New York Mellon (Tri-Party), dated 09/30/2016 (collateralized by a U.S. Treasury Note, 1.750% due 09/30/2019, valued at $87,720,090); expected proceeds $86,003,583	0.500%	10/03/2016	10/03/2016	86,000,000	86,000,000
P-1, A-1	Agreement with Calyon Financial Inc. and Bank of New York Mellon (Tri-Party), dated 09/30/2016 (collateralized by a U.S. Treasury Note, 1.750% due 12/31/2020, valued at $32,640,028); expected proceeds $32,001,253	0.470%	10/03/2016	10/03/2016	32,000,000	32,000,000
NR, A-1	Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 09/30/2016 (collateralized by U.S. Treasury Bonds, 3.125% - 8.750% due 05/15/2020 - 05/15/2044, valued at $376,380,053); expected proceeds $369,015,990	0.520%	10/03/2016	10/03/2016	369,000,000	369,000,000
NR, A-1	Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 09/30/2016 (collateralized by U.S. Treasury Notes, 1.375% - 2.750% due 02/15/2019 - 01/31/2021, valued at $51,000,085); expected proceeds $50,002,125	0.510%	10/03/2016	10/03/2016	50,000,000	50,000,000
NR, A-1+	Agreement with Federal Reserve Bank of New York and Bank of New York Mellon (Tri-Party), dated 09/30/2016 (collateralized by a U.S. Treasury Bond, 4.750% due 02/15/2037, and U.S. Treasury Notes, 1.625% - 3.500% due 05/15/2020 - 05/31/2023, valued at $5,000,104,223); expected proceeds $5,000,104,167	0.250%	10/03/2016	10/03/2016	5,000,000,000	5,000,000,000
NR, A-1+	Agreement with HSBC Securities USA, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 09/27/2016 (collateralized by U.S. Treasury Strips, 0.000% due 08/15/2027 - 05/15/2040, valued at $153,001,055); expected proceeds $150,011,083	0.380%	10/04/2016	10/04/2016	150,000,000	150,000,000
TOTAL TREASURY REPURCHASE AGREEMENTS						6,183,000,000

TOTAL INVESTMENTS — 100.0% (c)(d)						15,109,222,462
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0%(e)						79,411

NET ASSETS — 100.0%						$15,109,301,873

*	Moody's rating, Standard & Poor's rating, respectively. (Unaudited)
(a)	For Commercial Paper categories, rate shown is the discount rate at time of purchase.
(b)	Rate represents annualized yield at date of purchase.
(c)	The values of the securities of the Fund are determined based on Level 2 inputs (see accompanying Notes to Schedules of Investments).
(d)	Also represents the cost for federal tax purposes.
(e)	Amount is less than 0.05% of net assets.

See accompanying Notes to Schedule of Investments.

State Street Navigator Securities Lending Trust
Notes to Schedule of Investments
September 30, 2016

Security Valuation

The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the "Committee") and approved by the Board of Trustees of the Trust (the "Board"). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for determining the fair value of investments.

The Fund's securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the Investment Company Act of 1940. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.

Various inputs are used in determining the value of the Fund’s investments. The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical asset or liability;

•
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period.

The Fund had no transfers between levels for the period ended September 30, 2016.

Subsequent Event

Management has evaluated the impact of all subsequent events on the Portfolio through the date on which the N- Q filings  were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the N-Q filings other than below.

Effective October 5, 2016 State Street Navigator Securities Lending Prime Portfolio was renamed State Street Navigator Securities Lending Government Money Market Portfolio (the “Government Money Market Portfolio”). The Government Money Market Portfolio seeks current income to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share NAV.  The Government Money Market Portfolio operates as a money market fund in compliance with the requirements of Rule 2a-7 under the 1940 Act.

State Street Navigator Securities Lending Portfolio I
(formerly, State Street Navigator Securities Lending Prime Portfolio II)
Schedule of Investments
September 30, 2016 (Unaudited)

Rating*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value

	ASSET BACKED COMMERCIAL PAPER — 3.0%
P-1, A-1	Antalis SA (a)	1.000%	12/06/2016	12/06/2016	$10,570,000	$10,550,622
P-1, A-1+	Kells Funding LLC (a)	0.800%	11/02/2016	11/02/2016	5,000,000	4,996,444
P-1, A-1+	Kells Funding LLC (a)	0.930%	12/01/2016	12/01/2016	10,000,000	9,984,242
P-1, A-1+	Kells Funding LLC (a)	1.040%	01/12/2017	01/12/2017	10,000,000	9,970,244
P-1, A-1+	Kells Funding LLC (a)	1.040%	01/20/2017	01/20/2017	5,000,000	4,983,967
TOTAL ASSET BACKED COMMERCIAL PAPER						40,485,519

	CERTIFICATES OF DEPOSIT — 34.5%
P-1, A-1	Bank of Montreal	0.800%	11/14/2016	11/14/2016	10,000,000	10,000,000
P-1, A-1	Bank of Montreal	0.900%	12/06/2016	12/06/2016	15,000,000	15,000,000
P-1, A-1	Bank of Nova Scotia (b)	1.121%	10/17/2016	02/17/2017	10,000,000	10,000,000
P-1, A-1	Bank of Tokyo-Mitsubishi UFJ Ltd.	0.470%	10/03/2016	10/03/2016	15,000,000	15,000,000
P-1, A-1	Bank of Tokyo-Mitsubishi UFJ Ltd.	1.000%	01/09/2017	01/09/2017	20,000,000	20,000,000
P-1, A-1	Bank of Tokyo-Mitsubishi UFJ Ltd.	1.000%	01/11/2017	01/11/2017	5,000,000	5,000,000
P-1, A-1	BNP Paribas	0.490%	10/06/2016	10/06/2016	10,000,000	10,000,000
P-1, A-1	BNP Paribas	0.695%	10/19/2016	10/19/2016	7,000,000	7,000,000
P-1, A-1	BNP Paribas	0.790%	11/14/2016	11/14/2016	7,000,000	7,000,000
P-1, A-1	Canadian Imperial Bank of Commerce	0.350%	10/04/2016	10/04/2016	5,000,000	5,000,000
P-1, A-1	Canadian Imperial Bank of Commerce (b)	0.975%	10/24/2016	01/23/2017	20,000,000	20,000,000
P-1, A-1	Canadian Imperial Bank of Commerce (b)	1.035%	10/26/2016	01/26/2017	15,000,000	15,000,000
P-1, A-1	Citibank NA	0.880%	11/28/2016	11/28/2016	15,000,000	15,000,000
P-1, A-1	Credit Agricole Corporate & Investment Bank	0.780%	10/20/2016	10/20/2016	7,000,000	7,000,000
P-1, A-1	Credit Agricole Corporate & Investment Bank	0.910%	11/03/2016	11/03/2016	15,000,000	15,000,000
P-1, A-1	Credit Agricole Corporate & Investment Bank	0.910%	12/08/2016	12/08/2016	10,000,000	10,000,000
P-1, A-1	ING Bank NV	0.940%	12/13/2016	12/13/2016	15,000,000	15,000,000
P-1, A-1	Lloyds Bank PLC	0.800%	11/03/2016	11/03/2016	10,000,000	10,000,000
P-1, A-1	Lloyds Bank PLC (b)	1.133%	10/11/2016	03/08/2017	5,000,000	5,000,000
P-1, A-1	Lloyds Bank PLC (b)	1.206%	10/03/2016	02/03/2017	10,000,000	10,000,000
P-1, A-1+	National Australia Bank Ltd.	0.750%	11/01/2016	11/01/2016	20,000,000	20,000,000
P-1, A-1	Norinchukin Bank	0.480%	10/27/2016	10/27/2016	5,000,000	5,000,000
P-1, A-1	Norinchukin Bank	0.600%	10/07/2016	10/07/2016	10,000,000	10,000,000
P-1, A-1	Norinchukin Bank	0.900%	11/15/2016	11/15/2016	10,000,000	10,000,000
P-1, A-1	Norinchukin Bank	0.950%	12/14/2016	12/14/2016	10,000,000	10,000,000
P-1, A-1	Rabobank Nederland NV	0.800%	11/18/2016	11/18/2016	5,000,000	5,000,000
P-1, A-1	Rabobank Nederland NV	0.876%	10/03/2016	10/03/2016	6,050,000	6,050,000
P-1, A-1	Rabobank Nederland NV	1.110%	02/21/2017	02/21/2017	5,000,000	5,000,000
P-1, A-1	Rabobank Nederland NV (b)	1.112%	10/20/2016	03/20/2017	10,000,000	10,000,000
P-1, A-1+	Royal Bank of Canada (b)	1.096%	10/24/2016	01/23/2017	15,000,000	15,000,000
P-1, A-1	Societe Generale SA	0.680%	10/06/2016	10/06/2016	12,500,000	12,500,413
P-1, A-1	Societe Generale SA	1.010%	01/10/2017	01/10/2017	17,000,000	17,000,000
P-1, A-1	Sumitomo Mitsui Banking Corp.	0.900%	11/29/2016	11/29/2016	20,000,000	20,000,000
P-1, A-1	Sumitomo Mitsui Banking Corp.	1.030%	01/25/2017	01/25/2017	5,000,000	5,000,000
P-1, A-1+	Svenska Handelsbanken AB (b)	1.096%	10/03/2016	02/03/2017	15,000,000	15,000,000
P-1, A-1+	Toronto Dominion Bank (b)	1.006%	10/21/2016	01/23/2017	10,000,000	10,000,000
P-1, A-1+	Toronto Dominion Bank (b)	1.165%	12/12/2016	12/12/2016	15,000,000	15,001,739
P-1, A-1	UBS AG (b)	0.947%	10/13/2016	12/13/2016	15,000,000	15,000,691
P-1, A-1+	Wells Fargo Bank NA (b)	0.918%	10/12/2016	01/10/2017	14,000,000	14,000,000

See accompanying Notes to Schedule of Investments.

State Street Navigator Securities Lending Portfolio I
(formerly, State Street Navigator Securities Lending Prime Portfolio II)
Schedule of Investments – (continued)
September 30, 2016 (Unaudited)

Rating*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value

	CERTIFICATES OF DEPOSIT - (continued)
P-1, A-1+	Westpac Banking Corp. (b)	1.113%	10/11/2016	03/09/2017	$15,000,000	$15,000,000
TOTAL CERTIFICATES OF DEPOSIT						460,552,843

	FINANCIAL COMPANY COMMERCIAL PAPER — 27.9%
P-1, A-1	Bank of Nova Scotia (a)(b)	1.031%	10/17/2016	02/17/2017	5,000,000	5,000,000
P-1, A-1	Bank of Nova Scotia (a)(b)	1.075%	10/26/2016	01/26/2017	10,000,000	10,000,000
P-1, A-1	BNP Paribas (a)	0.580%	10/17/2016	10/17/2016	12,000,000	11,996,907
P-1, A-1+	Caisse des Depots et Consignations (a)	0.560%	10/07/2016	10/07/2016	21,000,000	20,998,040
P-1, A-1+	Commonwealth Bank of Australia (a)(b)	0.978%	10/14/2016	02/14/2017	20,000,000	20,000,000
P-1, A-1+	Commonwealth Bank of Australia (a)(b)	1.122%	10/27/2016	02/27/2017	9,000,000	9,000,000
P-1, A-1+	DBS Bank Ltd. (a)	0.660%	10/14/2016	10/14/2016	17,000,000	16,995,948
P-1, A-1+	DBS Bank Ltd. (a)	0.910%	12/01/2016	12/01/2016	10,000,000	9,984,581
P-1, A-1	DnB Bank ASA (a)	0.380%	10/04/2016	10/04/2016	20,000,000	19,999,367
P-1, A-1+	Erste Abwicklungsanstalt (a)	0.800%	11/02/2016	11/02/2016	15,000,000	14,989,333
P-1, A-1+	Erste Abwicklungsanstalt (a)	0.820%	11/21/2016	11/21/2016	10,000,000	9,988,383
P-1, A-1+	GE Capital Treasury Services US LLC (a)	0.340%	10/05/2016	10/05/2016	10,000,000	9,999,622
P-1, A-1+	KFW International Finance, Inc. (a)	0.450%	10/04/2016	10/04/2016	15,000,000	14,999,438
P-1, A-1+	KFW International Finance, Inc. (a)	0.580%	10/28/2016	10/28/2016	20,000,000	19,991,300
P-1, A-1+	National Australia Bank Ltd. (a)(b)	1.064%	10/17/2016	04/18/2017	7,000,000	7,000,000
P-1, A-1+	National Securities Clearing Corp. (a)	0.410%	10/04/2016	10/04/2016	20,000,000	19,999,317
P-1, A-1+	National Securities Clearing Corp. (a)	0.440%	10/06/2016	10/06/2016	15,000,000	14,999,083
P-1, A-1+	Nordea Bank AB (a)	0.860%	12/05/2016	12/05/2016	25,000,000	24,961,181
P-1, A-1+	NRW. Bank (a)	0.570%	10/06/2016	10/06/2016	25,000,000	24,998,104
P-1, A-1+	NRW. Bank (a)	0.575%	10/14/2016	10/14/2016	15,000,000	14,996,885
P-1, A-1	Skandinaviska Enskilda Banken AB (a)	0.785%	11/17/2016	11/17/2016	16,000,000	15,983,602
P-1, A-1	Societe Generale SA (a)	0.290%	10/03/2016	10/03/2016	6,000,000	5,999,903
P-1, A-1+	Svenska Handelsbanken AB (a)	0.650%	10/12/2016	10/12/2016	5,000,000	4,999,007
P-1, A-1+	Svenska Handelsbanken AB (a)	0.700%	11/01/2016	11/01/2016	10,000,000	9,993,972
P-1, A-1+	Swedbank AB (a)	0.820%	11/30/2016	11/30/2016	20,000,000	19,972,667
P-1, A-1+	Toyota Motor Credit Corp. (a)	0.780%	12/06/2016	12/06/2016	4,000,000	3,994,280
P-1, A-1+	Westpac Banking Corp. (a)	0.880%	12/19/2016	12/19/2016	10,000,000	9,980,689
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER						371,821,609

	GOVERNMENT AGENCY DEBT — 1.9%
P-1, A-1+	Federal National Mortgage Assoc. (c)	0.160%	10/03/2016	10/03/2016	25,000,000	24,999,778

	OTHER NOTES — 2.6%
P-1, A-1	Bank of America NA	0.750%	11/10/2016	11/10/2016	12,000,000	12,000,000
P-1, A-1	Bank of America NA	0.900%	12/09/2016	12/09/2016	15,000,000	15,000,000
P-1, A-1	Lloyds Bank PLC	0.280%	10/03/2016	10/03/2016	7,064,000	7,064,000
TOTAL OTHER NOTES						34,064,000

	OTHER COMMERCIAL PAPER — 2.6%
P-1, A-1+	Caisse des Depots et Consignations	0.480%	11/03/2016	11/03/2016	10,000,000	9,995,600

See accompanying Notes to Schedule of Investments.

State Street Navigator Securities Lending Portfolio I
(formerly, State Street Navigator Securities Lending Prime Portfolio II)
Schedule of Investments – (continued)
September 30, 2016 (Unaudited)

Rating*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value

	OTHER COMMERCIAL PAPER - (continued)
P-1, A-1	PepsiCo, Inc.	0.360%	10/14/2016	10/14/2016	$25,000,000	$24,996,750
TOTAL OTHER COMMERCIAL PAPER						34,992,350

	GOVERNMENT AGENCY REPURCHASE AGREEMENTS — 10.0%
P-2, A-1	Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 09/30/2016 (collateralized by various U.S. Government Obligations, 2.091% - 4.000% due 12/01/2029 - 12/01/2045, valued at $51,000,000); expected proceeds $50,002,083	0.500%	10/03/2016	10/03/2016	50,000,000	50,000,000
P-1, A-1	Agreement with Bank of Nova Scotia and Bank of New York Mellon (Tri-Party), dated 09/30/2016 (collateralized by various U.S. Government Obligations, 2.500% - 3.500% due 07/01/2027 - 07/01/2046, valued at $35,700,000); expected proceeds $35,001,371	0.470%	10/03/2016	10/03/2016	35,000,000	35,000,000
P-1, A-1	Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 09/30/2016 (collateralized by various U.S. Government Obligations, 1.846% - 3.628% due 02/01/2041 - 06/01/2044, a U.S. Treasury Bill, 0.000% due 03/30/2017, and U.S. Treasury Notes, 0.625% - 2.500% due 06/30/2017 - 06/30/2018, valued at $48,960,000); expected proceeds $48,001,880	0.470%	10/03/2016	10/03/2016	48,000,000	48,000,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS						133,000,000

	TREASURY REPURCHASE AGREEMENTS — 17.5%
P-1, A-1	Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 09/30/2016 (collateralized by a U.S. Treasury Bill, 0.000% due 09/14/2017, and U.S. Treasury Notes, 1.625% - 2.125% due 07/31/2020 - 08/31/2020, valued at $ 53,040,001); expected proceeds $52,001,950	0.450%	10/03/2016	10/03/2016	52,000,000	52,000,000
P-1, A-1	Agreement with Calyon Financial Inc. and Bank of New York Mellon (Tri-Party), dated 09/30/2016 (collateralized by a U.S. Treasury Note, 2.125% due 01/31/2021 valued at $104,040,100); expected proceeds $102,003,825	0.450%	10/03/2016	10/03/2016	102,000,000	102,000,000

See accompanying Notes to Schedule of Investments.

State Street Navigator Securities Lending Portfolio I
(formerly, State Street Navigator Securities Lending Prime Portfolio II)
Schedule of Investments – (continued)
September 30, 2016 (Unaudited)

Rating*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value

	TREASURY REPURCHASE AGREEMENTS - (continued)
NR, A-1	Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 09/30/2016 (collateralized by U.S. Treasury Notes, 1.125% due 06/15/2018 - 10/31/2019, valued at $81,600,012); expected proceeds $80,003,467	0.520%	10/03/2016	10/03/2016	$80,000,000	$80,000,000
TOTAL TREASURY REPURCHASE AGREEMENTS						234,000,000

TOTAL INVESTMENTS(d)(e) — 100.0%						1,333,916,099
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0%(f)						348,020

NET ASSETS — 100.0%						$1,334,264,119

*	Moody's rating, Standard & Poor's rating, respectively. (Unaudited)
(a)	For Commercial Paper categories, rate shown is the discount rate at time of purchase.
(b)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2016.
(c)	Rate represents annualized yield at date of purchase.
(d)	The values of the securities of the Fund are determined based on Level 2 inputs (see accompanying Notes to Schedules of Investments).
(e)	Also represents the cost for federal tax purposes.
(f)	Amount is less than 0.05% of net assets.

See accompanying Notes to Schedule of Investments.

State Street Navigator Securities Lending Trust
Notes to Schedule of Investments
September 30, 2016

Security Valuation

The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the "Committee") and approved by the Board of Trustees of the Trust (the "Board"). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for determining the fair value of investments.

The Fund's securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the Investment Company Act of 1940. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.

Various inputs are used in determining the value of the Fund’s investments. The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical asset or liability;

•
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period.

The Fund had no transfers between levels for the period ended September 30, 2016.

Subsequent Event

Management has evaluated the impact of all subsequent events on the Portfolio through the date on which the N- Q filings  were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the N-Q filings other than below.

Effective October 12,2016, State Street Navigator Securities Lending Prime Portfolio II was renamed State Street Navigator Securities Lending Portfolio I (“Portfolio I”) and Portfolio I's investment objective and principal investment strategies were changed.  The Portfolio will not seek to maintain stable net asset value ( “NAV”) per share.  The Portfolio seeks current yield to the extent consistent with maintaining liquidity and the preservation of principal while providing a market rate of return.

State Street Navigator Securities Lending MET Portfolio
Schedule of Investments
September 30, 2016 (Unaudited)

Name of Issuer and Title of Issue	Value

TOTAL INVESTMENTS – 0.0%	$	---
OTHER ASSETS IN EXCESS OF LIABILITIES – 100.0%		97,825

NET ASSETS — 100.0%		$97,825

The State Street Navigator Securities Lending MET Portfolio ceased operations after redeeming all existing shareholder accounts on October 12, 2016. As of September 30, 2016, the Portfolio did not have any holdings.

See accompanying Notes to Schedule of Investments.

State Street Navigator Securities Lending Trust
Notes to Schedule of Investments
September 30, 2016

Security Valuation

The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the "Committee") and approved by the Board of Trustees of the Trust (the "Board"). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for determining the fair value of investments.

The Fund's securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the Investment Company Act of 1940. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.

Various inputs are used in determining the value of the Fund’s investments. The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities;

•
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period.

The Fund had no material transfers between levels for the period ended September 30, 2016.

Item 2.  Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

The certifications required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

STATE STREET NAVIGATOR SECURITIES LENDING TRUST

By:	/s/ Ellen M. Needham
Ellen M. Needham
President

Date:	November 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President
(Principal Executive Officer)

Date:	November 22, 2016

By:	/s/ Chad C. Hallett
Chad C. Hallett
Treasurer
(Principal Financial Officer)

Date:	November 22, 2016